INCOME TAXES - Components of the deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Guarantee liabilities	¥ 1,182,114	¥ 386,781
Advertising expenses	290,720	148,613
Provision for accounts receivable and contract assets	236,252	34,695
Provision for loan losses	84,452	14,220
Accrued expenses		13,990
Net operating loss carry forwards	10,746	5,056
Total deferred tax assets	1,804,284	603,355
Deferred tax liabilities
Uncollected revenues	(1,106,936)	(619,113)
Total deferred tax liabilities	(1,106,936)	(619,113)
Net deferred tax assets	697,348
Net deferred tax (liabilities)		(15,758)
Allowance for deferred tax assets	0	0
Net operating loss carryforward	¥ 42,985
Carryforward period, in years	5 years
Operating loss carryforward expiring in 2023	¥ 20,223
Operating loss carryforward expiring in 2024	22,762
Undistributed earnings	¥ 4,264,093	1,954,077
Withholding income tax rate on dividends (as a percent)	10.00%
Minimum withholding income tax rate on dividends (as a percent)	5.00%
Direct ownership percentage threshold	25.00%
Maximum withholding income tax rate on dividends (as a percent)	10.00%
Withholding income taxes for undistributed profits	¥ 0	¥ 0